CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Earnings (loss) before income taxes	$ 490.1	$ 310.3
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation and amortization	395.0	471.7
Share-based payments	31.5	15.0
Other costs, net (Note 11)	18.7	19.6
Finance costs (Note 12)	77.0	144.2
Mark-to-market on financial instruments and metal concentrates	(6.9)	(4.7)
Share of loss of associates (Note 24)	1.0	16.3
Reversal of impairment of mining properties, net (Note 13)	(191.0)	0.0
Amortization of deferred revenue (Note 27)	(16.1)	(79.4)
Gain on sale of subsidiaries (Note 10)	0.0	(273.1)
Adjustments for gain on discontinuation of the equity method	(21.3)	0.0
Other non-cash expenses, net (Note 16)	28.7	46.2
Environmental rehabilitation obligations paid (Note 29)	(3.2)	(4.3)
Other cash payments	(15.5)	(8.3)
Cash flows from operating activities before income taxes paid and net change in working capital	788.0	653.5
Income taxes paid	(99.3)	(63.0)
Cash flows from operating activities before net change in working capital	688.7	590.5
Net change in working capital (Note 16)	(70.9)	(68.7)
Cash flows from operating activities	617.8	521.8
Investing activities
Acquisition of property, plant and equipment	(273.7)	(331.7)
Cash acquired in Agua Rica Alumbrera integration transaction		0.0
Net proceeds on disposal of subsidiaries and other assets (Note 6)	137.2	825.0
Cash used in other investing activities	(34.6)	(61.3)
Cash flows from investing activities	51.4	432.0
Cash flows from (used in) financing activities [abstract]
Dividends paid (Note 30)	(53.0)	(23.7)
Interest paid	(54.9)	(84.4)
Financing costs paid on early note redemption (Note 12)	0.0	(35.0)
Repayment of revolving credit facility and notes payable (Note 28)	(256.2)	(952.5)
Proceeds from drawdown of revolving credit facility (Note 28)	200.0	240.0
Payment of lease liabilities	(17.1)	(16.8)
Proceeds from issuance of flow-through shares	7.4	0.0
Proceeds from contributions of non-controlling interests	3.4	0.0
Cash used in other financing activities	(5.5)	(20.1)
Cash flows used in financing activities	(175.9)	(892.5)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(0.9)	(1.0)
Increase in cash and cash equivalents	492.4	60.3
Cash and cash equivalents, beginning of year	158.8	98.5
Cash and cash equivalents at end of period	$ 651.2	$ 158.8